Stockholders' Equity - Stock Options and Employee Stock Purchase Plan - Additional Information (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 28, 2023	Feb. 22, 2022	Oct. 07, 2021	Mar. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2023
Class Of Stock [Line Items]
Voluntarily forfeited outstanding stock options							593,384
Expired, Options Outstanding							333,631
Stock-based compensation					$ 157,000	$ 544,000	$ 1,307,000	$ 1,877,000	$ 2,377,000	$ 2,256,000
Revenue recognized		$ 1,500,000			$ 5,000	$ 131,000	$ 80,000	$ 208,000	$ 370,000	$ 1,500,000
Vesting criteria probability of achievement percentage									0.00%
Expense recorded									$ 0
Weighted-average remaining contractual term of stock options exercisable							7 years 4 months 9 days		8 years
Weighted-average remaining contractual term of stock options outstanding									8 years
Issuance of common stock from stock options exercises, net, Shares									0	0
Number of common stock shares approved under ESPP					2,509,149		2,509,149		2,709,831
Expected life of options					6 years	6 years	6 years	6 years	6 years	5 years 9 months
Number of stock options vested									0
Executive Chairman [Member]
Class Of Stock [Line Items]
Voluntarily forfeited outstanding stock options	462,500
Unvested, cancelled shares	312,918
Expired, Options Outstanding	149,582
Executive Chairman [Member] | Selling, General and Administrative Expenses [Member]
Class Of Stock [Line Items]
Stock-based compensation	$ 519,000
Aforementioned Officer One [Member]
Class Of Stock [Line Items]
Stock options granted			120,000
Aforementioned Officer Two [Member]
Class Of Stock [Line Items]
Stock options granted			25,000
Equity Incentive Plan 2022 [Member]
Class Of Stock [Line Items]
Stock options granted					40,000		171,257		255,474
Number of common stock shares approved under ESPP					1,643,798		1,643,798		1,071,471
2012 Plan [Member]
Class Of Stock [Line Items]
Stock options granted									255,474
2012 Plan [Member] | Executive Chairman [Member]
Class Of Stock [Line Items]
Stock options granted			60,000	120,000
2012 Plan [Member] | Chief Scientific Officer [Member]
Class Of Stock [Line Items]
Stock options granted			15,000	25,000
2016 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Number of common stock shares approved under ESPP					75,000		75,000		75,000
Employee subscription rate									15.00%
Compensation amount per employee									$ 25,000
Fair market value at discount									85.00%
Purchase period									6 months
Initial offering period									2016-09
Description of plan									Shares under the ESPP are purchased at 85 percent of the fair market value at the lower of (i) the closing price on the first trading day of the six-month purchase period or (ii) the closing price on the last trading day of the six-month purchase period.
Shares issued under ESPP									1,009
Shares remaining available for purchase under ESPP									58,426
2023 Employee Stock Purchase Plan [Member]
Class Of Stock [Line Items]
Number of common stock shares approved under ESPP											45,000
Employee subscription rate					15.00%		15.00%
Compensation amount per employee							$ 25,000,000
Number of shares per employee							500
Fair market value at discount							85.00%
Purchase period							6 months
Initial offering period							2024-03
Description of plan							Shares under the 2023 ESPP are purchased at 85 percent of the fair market value at the lower of (i) the closing price on the first trading day of the six-month purchase period or (ii) the closing price on the last trading day of the six-month purchase period.